Label	Element	Value
HIMCO VIT Portfolio Diversifier Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HIMCO VIT Portfolio Diversifier Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to produce investment performance that mitigates against significant declines in the aggregate value of investment allocations to equity mutual funds under certain variable annuity contracts, while also preserving the potential for modest appreciation in the Fund's net asset value when markets are appreciating.

Expense [Heading]	rr_ExpenseHeading	YOUR EXPENSES.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity contract level and would be higher if such fees and expenses were included. You should review your variable contract prospectus (or other disclosure document) for more information on those fees and expenses.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from the fund's assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•  Your investment has a 5% return each year

•  The Fund's operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment goal by replicating the performance of the Portfolio Diversifier Index (the "Index"). The Index is a composite index designed by Hartford Life Insurance Company ("Hartford Life") and calculated by Hartford Investment Management Company ("Hartford Investment Management"), the Fund's investment adviser. The Index is intended to produce investment performance that may mitigate against significant declines in the aggregate value of investment allocations to the equity mutual funds (the "Allocated Funds") under those variable annuity contracts where the contract holder has elected a guaranteed benefit rider subject to an allocation requiring investment in the Fund (a "Rider"), while also preserving the potential for modest appreciation in net asset value when markets are appreciating. Unlike a traditional index, the Index is not determined on the basis of the performance of constituent investments, but rather is calculated by inputting certain data into a pre-set formula. The resulting Index determines the Fund's relative allocation of assets among three separate investment strategies, or "sleeves," as well as the investment profile of one of the sleeves.

The sleeves among which the Fund's assets are allocated consist of:

•  a sleeve designed to approximate the investment performance of the Barclays U.S. Aggregate Bond Index (the "Bond Sleeve");

•  a sleeve designed to approximate the performance of the S&P 500 Index (the "Equity Sleeve"); and

•  a sleeve consisting of (i) a basket of derivatives that generally will increase in value if the S&P 500 Index decreases significantly in value and will generally decrease in value when the S&P 500 Index remains level or increases in value; and (ii) holdings of Treasury securities and other cash investments (the "Derivative Sleeve").

The anticipated allocation ranges for the sleeves and anticipated target allocations (i.e., expected allocations under normal market conditions) are:

Sleeve	Allocation Range	Allocation Target
Bond Sleeve	20 to 60% of net assets	40	% of net assets
Equity Sleeve	0 to 40% of net assets	20	% of net assets
Derivative Sleeve	20 to 60% of net assets	40	% of net assets

In addition to determining the relative allocation of assets among the sleeves, the Index determines the investment profile of the Derivative Sleeve. Hartford Investment Management calculates the Index on a monthly basis using the pre-set formula and the following inputs: (i) data provided by Hartford Life and its affiliates and by Forethought Life Insurance Company ("Forethought") regarding the aggregate allocations of Rider holders to each Allocated Fund; (ii) certain other data regarding the Rider holders and the performance of the Fund and the Allocated Funds; and (iii) certain market-related data.

Hartford Investment Management manages the Fund's portfolio to replicate the allocations of the Index and the investment composition of the sleeves. The Derivative Sleeve will be managed primarily through purchases of "long" and "short" investments in S&P 500 futures contracts. "Short" investments in S&P 500 futures contracts are investments in futures contracts that will move inversely in value to the value of the S&P 500. Hartford Investment Management also may purchase put and call options to manage exposure, as well as enter into other types of derivative contracts. A significant portion of the Derivative Sleeve may be held in Treasury securities and other cash investments. The Equity Sleeve and Bond Sleeve will seek to approximate the performance of their respective indexes through direct investments in some or all of the holdings of the indexes, as well as other standard index replication strategies.

Risk [Heading]	rr_RiskHeading	MAIN RISKS.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The primary risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its goal. For more information regarding risks and investment matters please see "Additional Information Regarding Risks and Investment Strategies" in this prospectus.

Fund Strategy Risk – The Fund is available solely to holders of variable annuity contracts issued by Hartford Life and its affiliates and by Forethought, an unaffiliated insurance company, who have elected a Rider. The Fund is designed to replicate the Index, which is designed to produce investment performance that may mitigate against significant declines in the values of the Allocated Funds held by Rider holders. Hartford Life and its affiliates and Forethought have financial obligations to holders of the Riders arising from guarantee obligations under the Riders. To the extent that the Fund's strategy is successful, Hartford Life and its affiliates and Forethought will benefit from a reduction of the risk arising from their guarantee obligations under the Riders, and they will have less risk to hedge under the Riders than would be the case if holders did not allocate to the Fund.

As a holder of a Rider, you also will have exposure to changes in the values of the Allocated Funds, although your particular exposure will differ from the aggregated exposure that the Index is designed to address, depending on your allocations and investment activity, among other factors. Although the Fund may have the effect of mitigating declines in your contract value under a Rider in the event of a significant decline in equity market valuations, the strategy followed by the Fund, if successful, will also generally result in your contract value increasing to a lesser degree than the equity markets, or decreasing, when the values of equity investments are stable or rising. This may deprive you of some or all of the benefit of increases in equity market values under your contract and could also result in a decrease in the value of your variable annuity contract. Depending on future market conditions, you might benefit more from selecting alternative allocations under a guaranteed benefit rider (if available) or alternate investments. In addition, there is no guarantee that the Fund's strategy will have its intended effect, and it may not work as effectively as is intended. Depending on your particular allocation to the Allocated Funds under a Rider, the Fund's strategy may be more or less effective in mitigating potential losses under your variable annuity contract than may be the case for others who elect a Rider and allocate contract value differently among the Allocated Funds. In particular, the Fund's investment strategy is not as likely to be as effective with respect to allocations that have relatively lower anticipated correlation to the investment performance of the S&P 500 Index.

Hartford Life's and Forethought's financial interest in reducing the volatility of overall contract value invested under the Riders, in light of their obligations under the Riders, may be deemed to present a potential conflict of interest with respect to the interests of the holders of the Riders, in that Hartford Life's and Forethought's interest may at times conflict with the Fund's goal of preserving the potential for modest appreciation in the Fund's net asset value when markets are appreciating. Hartford Investment Management and HIMCO Variable Insurance Trust, on behalf of the Fund, have developed procedures designed to address this potential conflict by (i) specifying the processes for developing and communicating the data used to calculate the Index, calculating the Index and managing the Fund to replicate the performance of the Index and (ii) monitoring for compliance with the specified processes.

Derivatives Risk – Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. Successful use of derivative instruments by the Fund depends on the investment manager's judgment with respect to a number of factors and the Fund's performance could be worse and/or more volatile than if it had not used these instruments. In addition, the fluctuations in the value of derivatives may not correlate perfectly with the value of any portfolio assets being hedged, the performance of the asset class to which the investment manager seeks exposure, or the overall securities markets.

Hedging Risk – Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that the Fund's hedging strategy will reduce risk or that hedging transactions will be either available or cost effective.

Leverage Risk – Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. Leverage may also cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so.

Futures and Options Risk – Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid. Futures and options also may involve the use of leverage as the Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options are also subject to the risk that the other party to the transaction may default on its obligation.

Market Risk – Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.

Index and Information Risk – The data used by Hartford Investment Management to calculate the Index may not always be current. To the extent the data, and in particular the market-related data, is outdated or inaccurate, the Derivative Sleeve may fail to hedge or may hedge less effectively against equity market declines. In addition, when the values of investments are increasing, the Fund's value could increase to a lesser extent, or decrease to a greater extent, than would be the case if the data used to calculate the Index were current.

In addition, the Index is intended to hedge against the aggregate allocations of holders of the Riders to the Allocated Funds and not the allocation of any individual contract owner. The Derivative Sleeve may not be successful in providing an effective hedge, and the hedge, even if effective, will benefit some Rider holders more than others, depending upon the allocations to funds selected by the holders. In particular, contract owners whose allocations have a relatively higher anticipated correlation to the investment performance of the S&P 500 Index will benefit to a greater extent from the hedge during periods of equity market declines.

Investment Strategy Risk – The risk that, if the investment manager's investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Fund's investment objective will be achieved.

Liquidity Risk – The risk that a particular investment may be difficult to sell and that the Fund may be unable to sell the investment at an advantageous time or price. Securities that are liquid at the time of purchase may later become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Illiquid securities may be difficult to value and their value may be lower than the market price of comparable liquid securities, which would negatively affect the Fund's net asset value.

Credit Risk – Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer's financial strength, credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Interest Rate Risk – The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds fall. Generally, the longer the maturity of a bond, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund's income. These risks are greater during periods of rising inflation. Volatility in interest rates and in fixed income markets may increase the risk that the Fund's investment in fixed income securities will go down in value. Risks associated with rising interest rates are currently heightened because interest rates in the U.S. are at, or near, historic lows.

U.S. Government Securities Risk – Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. U.S. government securities may be guaranteed as to the timely payment of interest and principal but not market value. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government. U.S. Government securities are also subject to default risk, that is the risk that the U.S. Treasury will be unable to meet its payment obligations.

The Fund is subject to certain other risks, which are described elsewhere in the Fund's statutory prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information below provides an indication of the risks of investing in the Fund. The Fund is the successor to the investment performance of the Hartford Portfolio Diversifier HLS Fund (the "Predecessor Fund") as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014. Therefore, the performance information shown below for periods prior to October 20, 2014 is that of the Predecessor Fund. Hartford Funds Management Company, LLC served as the investment manager to the Predecessor Fund and Hartford Investment Management, the Fund's investment manager, served as the sub-adviser to the Predecessor Fund. The Predecessor Fund had the same investment objective and strategies as the Fund. Keep in mind that past performance does not indicate future results. The returns:

•  Assume reinvestment of all dividends and distributions

•  Would be lower if the Fund's operating expenses had not been limited

•  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity contract level were included.

The bar chart:

•  Shows how the Fund's total return has varied from year to year

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides an indication of the risks of investing in the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Total returns by calendar year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 2.02% (2nd quarter, 2012) Lowest -6.77% (1st quarter, 2012)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.77%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows returns for the Fund over time compared to those of two broad-based market indices. For more information regarding returns see the "Performance Notes" section in the Fund's statutory prospectus.

Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending 12/31/15
HIMCO VIT Portfolio Diversifier Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 06, 2011
HIMCO VIT Portfolio Diversifier Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 06, 2011
HIMCO VIT Portfolio Diversifier Fund | IB
Risk/Return:	rr_RiskReturnAbstract
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.02%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.17%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.85%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	308
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,232
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	87
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	308
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	547
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,232
Annual Return 2012	rr_AnnualReturn2012	(7.58%)
Annual Return 2013	rr_AnnualReturn2013	(12.96%)
Annual Return 2014	rr_AnnualReturn2014	(2.03%)
Annual Return 2015	rr_AnnualReturn2015	(1.89%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.89%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.98%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 06, 2011

[1]	Hartford Investment Management Company has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for the Class IB shares of the Fund at the annual rate of 0.85% of the Fund's average daily net assets. This contractual arrangement will remain in effect until April 30, 2017, and shall renew automatically for one-year terms unless the investment manager provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.